UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          May 8, 2007


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        56
FORM 13F INFORMATION VALUE TOTAL:              $393186

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1906     34153   Sole		     34153
Alcon           Common  H01301102    369      2800   Sole                     2800
American T&T    Common  00206R102    445     11297   Sole                    11297
Amgen Inc.      Common  031162100    378      6772   Sole                     6772
Amphenol Corp   Common  032095101    420      6500   Sole                     6500
Anheuser Busch  Common  035229103    401      7943   Sole                     7943
Arbitron Inc    Common  03875Q108    592     12600   Sole                    12600
Automatic Data 	Common	053015103   3644     83815   Sole                    83815
BP PLC          Common  055622104    201      3100   Sole                     3100
Berkshire Hath	Common	084670108  81089       744   Sole                      744
Berkshire Hath	Common	084670207  13308      3656   Sole                     3656
Broadridge Svcs Common  11133T103    421     21352   Sole                    21352
Buckeye PartnersL.P.    118230101    303      6100   Sole                     6100
Chevron Corp    Common	166764100    839     11346   Sole                    11346
Chicago Bridge &Common  167250109    514     16700   Sole                    16700
Cisco Systems	Common	17275R102   5705    223463   Sole                   223463
Coca-Cola Co.	Common	191216100  10516    219087   Sole                   219087
Dominion Res    Common  25746U109    220      2479   Sole                     2479
Emerson Elec.	Common	291011104    638     14810   Sole                    14810
ExxonMobil	Common	30231G102   6079     80571   Sole                    80571
Federated Inves Common  314211103    316      8600   Sole                     8600
First Data      Common	319963104  16287    605466   Sole                   605466
General ElectricCommon	369604103  10033    283744   Sole                   283744
Harte-Hank Inc  Common  416196103   9948    360552   Sole                   360552
Hewlett Packard	Common	428236103   1463     36457   Sole                    36457
H.J. Heinz Co.	Common	423074103   1312     27838   Sole		     27838
IBM		Common	459200101   1174     12455   Sole                    12455
Intel Corp.	Common	458140100   4602    240579   Sole                   240579
Johnson & JohnsoCommon	478160104  28016    464924   Sole                   464924
Linear TechnologCommon	535678106  27084    857351   Sole		    857351
Loews Corp	Common	540424108    259      5712   Sole                     5712
Medtronic	Common	585055106  12112    246876   Sole                   246876
Mellon FinancialCommon	58551A108    465     10786   Sole                    10786
Microsoft	Common	594918104  30669   1100414   Sole                  1100414
3M Company 	Common	604059105   1396     18268   Sole                    18268
Moody's Corp.	Common	615369105  35367    569878   Sole		    569878
National City 	Common	635405103   1629     43740   Sole                    43740
Neustar Inc Cl ACommon  64126X201    410     14400   Sole                    14400
Paychex Inc     Common  704326107    374      9884   Sole                     9884
PepsiCo		Common	713448108   1647     25914   Sole                    25914
Pfizer Inc.	Common	717081103   1176     46561   Sole                    46561
Procter & GambleCommon	742718109  25679    406574   Sole                   406574
Royal Dutch ShelCommon  780259206    267      4025   Sole                     4025
Sigma Aldrich   Common  826552101    405      9756   Sole                     9756
SVB Financial GpCommon  78486Q101    369      7590   Sole                     7590
Sysco Corp.     Common  871829107    493     14587   Sole                    14587
Teppco Partners L.P.    872384102    226      5100   Sole                     5100
United TechnologCommon  913017109    286      4400   Sole                     4400
Valspar Corp.	Common	920355104    340     12200   Sole                    12200
Walgreen Co.	Common	931422109  27652    602575   Sole                   602575
Wal-mart Stores Common  931142103    546     11622   Sole                    11622
Walt Disney Co.	Common	254687106    761     22106   Sole                    22106
Western Union   Common  959802109  13371    609145   Sole		    609145
Wm. Wrigley Jr. Common	982526105   7795    153052   Sole                   153052
Wright Express  Common  98233Q105    485     16000   Sole                    16000
Wyeth           Common  983024100    784     15673   Sole                    15673
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